Ivy Funds

Supplement dated August 18, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017 and August 10, 2017

1) Effective September 18, 2017, Class E shares of Ivy Cundill Global Value Fund will be closed to new investments and will no longer be offered for sale in this prospectus.

2) Effective September 18, 2017, the maximum sales load for Class E shares of each Fund (except Ivy Government Money Market Fund) will be reduced to 2.50%. Therefore, on that date, the following changes are made to the prospectus:

∎	The following replaces in its entirety the table titled “Shareholder Fees” under the “Fees and Expenses” section on pages 4, 9, 14, 24, 54, 115, 134, 139, 168 and 174:

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B	Class C		Class E		Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None		2.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]		None		None	None	None	None
Maximum Account Fee	$20 [2]	None	$20	[2]	$20	[2]	None	None	None	None

∎	The following replaces in its entirety the table titled “Shareholder Fees” under the “Fees and Expenses” section on page 29:

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C		Class E		Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		2.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	1.00%[1]		None		None	None	None	None
Maximum Account Fee	$20 [2]	$20	[2]	$20	[2]	None	None	None	None

∎	The following replaces in its entirety the table titled “Shareholder Fees” under the “Fees and Expenses” section on pages 39, 66 and 122:

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B	Class C		Class E		Class I	Class N	Class R	Class T1	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None		2.50%		None	None	None	2.50%	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%[2]	5.00%[2]	1.00%[2]		None		None	None	None	None	None
Maximum Account Fee	$20 [3]	None	$20	[3]	$20	[3]	None	None	None	None	None

Supplement	Prospectus	1

∎	The following replaces in its entirety the chart titled “Calculation of Sales Charges on Class A and Class E Shares” under the “Your Account — Choosing a Share Class” section on page 248:

Calculation of Sales Charges on Class A Shares

For all Funds except for Ivy Limited-Term Bond Fund,

Ivy Municipal Bond Fund and

Ivy Municipal High Income Fund

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $50,000	5.75%	6.10%	5.00%
$50,000 to less than $100,000	5.25	5.54	4.50
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

Ivy Limited-Term Bond Fund

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
Under $250,000	2.50%	2.56%	2.00%
$250,000 and over[2]	0.00	0.00	see below

Ivy Municipal Bond Fund and

Ivy Municipal High Income Fund

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
Under $50,000	4.25%	4.44%	3.60%
$50,000 to less than $100,000	3.75	3.90	3.25
$100,000 to less than $300,000	3.25	3.36	2.75
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

[1]	Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.
[2]	No sales charge is payable at the time of purchase on investments of $1 million or more ($250,000 or more for Ivy Limited-Term Bond Fund), although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

2	Prospectus	Supplement

Calculation of Sales Charges on Class E Shares

For all Funds except for Ivy Government Money Market Fund

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $250,000	2.50%	2.56%	2.00%
$250,000 and over[2]	0.00	0.00	see below

[1]	Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.
[2]	No sales charge is payable at the time of purchase on investments of $250,000 or more, although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

∎	The reference to “investing $1 million or more ($250,000 or more for Ivy Limited-Term Bond Fund)” on page 250 is changed to “investing $1 million or more ($250,000 or more for Ivy Limited-Term Bond Fund or Class E Shares)”.

3) Effective September 18, 2017, the minimum amount to open an account for Class E shares of each Fund will be reduced to $250. Therefore, on that date, the following changes are made to the prospectus:

∎	The following replaces in its entirety the table under the section “Purchase and Sale of Fund Shares” on pages 8, 13, 18, 28, 32, 59, 77, 120, 138, 145, 173 and 178:

For Class A, Class C and Class E:
To Open an Account (Class A and Class C)	$750
To Open an Account (Class E)	$250
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class N, Class R and Class Y:
Please check with your broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

∎	The following replaces in its entirety the table under the section “Purchase and Sale of Fund Shares” on pages 43, 71 and 127:

For Class A, Class C and Class E:
To Open an Account (Class A and Class C)	$750
To Open an Account (Class E)	$250
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class N, Class R, Class T and Class Y:
Please check with your broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

∎	The following replaces in its entirety the table under the section “Purchase and Sale of Fund Shares” on page 183:

For Class A, Class C and Class E:
To Open an Account (Class A and Class C)	$750
To Open an Account (Class E)	$250
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class N:
Please check with your broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Supplement	Prospectus	3

∎	The following replaces in its entirety the table under the section “Your Account — Buying Shares — Minimum Investments” on page 262:

For Class A, Class C and Class E:
To Open an Account (Class A and Class C)	$750 (per Fund)
To Open an Account (Class E)	$250 (per Fund)
For certain exchanges	see below[1]
For accounts opened with AIS	$150 (per Fund)*
For accounts established through payroll deductions and salary deferrals	Any amount
For retirement accounts established with employer discretionary contributions	Any amount
To Add to an Account	Any amount
For certain exchanges	$50 (per Fund)
For AIS	$50 (per Fund)
For Class I, Class N, Class R, Class T and Class Y:
Please check with your broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

[1]	Minimum investment for an exchange is either (i) a single $750 exchange ($250 exchange for Class E Shares) or (ii) the combination of a $150 exchange in combination with either (a) a $50 per month AIS or (b) a $50 per month systematic exchange from another fund.
*	An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company/retirement account custodian.

4	Prospectus	Supplement